Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2018
Retirement Benefits [Abstract]
Schedule of defined benefit plans disclosure
The net asset/ liability for defined benefit plans is presented within Other non-current liabilities and is comprised of the following (in millions):

	As of December 31, 2018	As of December 31, 2017
Present value of funded obligations	$(182.9)	$(222.6)
Fair value of defined benefit plan assets	188.2	213.6
Net asset/(liability)	$5.3	$(9.0)

Schedule of changes in net liability for defined benefit plans
Changes in the net asset/ liability for defined benefit plans were as follows (in millions):

	As of December 31, 2018	As of December 31, 2017
Change in pension benefit obligations:
Balance at beginning of year	$(222.6)	$(274.5)
Service cost	—	(3.3)
Interest cost	(5.1)	(7.2)
Actuarial gains (losses)	17.2	(7.2)
Benefits paid	14.3	16.1
Curtailments, settlements and terminations	—	83.2
Foreign exchange movement	13.3	(29.7)
Balance at end of year	(182.9)	(222.6)

Change in pension plan assets:
Balance at beginning of year	213.6	243.6
Actual return on plan assets	(7.5)	20.5
Employer contributions	9.5	9.9
Benefits paid	(14.3)	(16.1)
Curtailments, settlements and terminations	—	(71.0)
Foreign exchange movement	(13.1)	26.7
Balance at end of year	188.2	213.6

Over funded (unfunded) status at end of year	$5.3	$(9.0)

Schedule of net periodic benefit costs
Total amounts recognized in the consolidated statements of operations were as follows (in millions):

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
Service and other cost	$—	$(2.6)	$(0.4)
Interest cost	(5.1)	(7.2)	(7.0)
Expected return on assets	8.4	8.9	9.0
Curtailments, settlements and terminations	—	9.6	—
Amortization of net loss	(0.1)	(0.3)	(0.1)
Net periodic pension benefit	$3.2	$8.4	$1.5

Schedule of actuarial gains and losses recognized in accumulated other comprehensive loss
Total actuarial gains and losses recognized in Accumulated other comprehensive loss were as follows (in millions):

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
Cumulative actuarial (losses) gains at beginning of year	$(6.4)	$(10.8)	$0.5
Actuarial gains (losses) recognized during the period, net of tax [1]	1.8	3.3	(12.7)
Amortization of net loss	0.1	0.3	0.1
Curtailments, settlements and terminations	—	2.1	—
Foreign exchange movement	1.1	(1.3)	1.3
Cumulative actuarial losses at end of year	$(3.4)	$(6.4)	$(10.8)
(1) Actuarial (losses) gains recognized are reported net of tax benefit (expense) of $0.6 million, $(1.1) million and $2.6 million for the years ended December 31, 2018, 2017 and 2016 respectively.

Schedule of assumptions used

Principal actuarial assumptions	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
Discount rate	2.9%	2.4%	2.5%
Expected return on plan assets	4.2%	4.3%	3.8%
The Company evaluates these assumptions on a regular basis taking into consideration current market conditions and historical market data. A lower discount rate would increase the present value of the benefit obligation. Other changes in actuarial assumptions, such as plan participants’ life expectancy, can also have a material impact on the net benefit obligation.

Major categories of plan assets:	As of December 31, 2018	As of December 31, 2017
Equity instruments	43%	55%
Debt, cash and other instruments	57%	45%
	100%	100%

Schedule of expected benefit payments	Expected future benefit payments for the defined benefit pension plans are as follows (in millions):

Year Ending December 31,
2019	$6.5
2020	6.7
2021	6.6
2022	6.8
2023	7.5
From 2024 to 2028	39.7